Employee Benefits and Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Unvested Share Activity
We use authorized but unissued units to satisfy our equity-based payment obligations. Although these awards are to be settled in units, we may elect to give participants the option of settling a portion of the awards in cash, to meet statutory minimum tax withholding requirements. The activity related to these awards is summarized below:

	Unvested Units	Average Grant Date Fair Value	Aggregate Fair Value of Units (in thousands)
Outstanding at December 31, 2011	—	$—
Awards granted	46,069	$21.97
Awards vested	—	$—	$—
Awards forfeited	(2,109)	$20.60
Outstanding at December 31, 2012	43,960	$21.91
Awards granted	49,104	$34.41
Awards vested	(9,333)	$27.25	$254
Awards forfeited	(783)	$34.40
Outstanding at December 31, 2013	82,948	$28.59
Awards granted	46,536	$41.35
Awards vested	(5,712)	$35.87	$205
Awards forfeited	(21,432)	$29.82
Outstanding at December 31, 2014	102,340	$33.79